Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
27	Subsequent events

i)
The Company announced on February 11, 2021 that it completed its private offering of $75 million aggregate principal amount of additional 7.00% senior secured notes due November 2025 (the “New Notes”). The New Notes were offered as additional notes under the same indenture as the previously issued 2025 Senior Notes and will be treated as a single series with the 2025 Senior Notes.

The Company expects to use the net proceeds from this offering for future acquisitions, with any unused proceeds to be used for working capital and other general corporate purposes, which may include reducing debt. The New Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by each wholly owned subsidiary of the Company, including the Revenue Practices and the guarantors.

ii)
Effective March 1, 2021, the Company completed a common equity investment in an artificial intelligence business as part of a private placement offering for approximately $4.6 million. The target develops artificial intelligence aided software programs for use in medical businesses, including outpatient imaging services of the sort provided by the Company. As a result of the investment, a previous investment in a convertible note instrument issued by the target to the Company in May 2020 converted for common equity. The Company’s total investment is estimated to be valued at approximately $8.0 million and represents a 34.5% interest in the target. In addition, the Company holds share purchase warrants which, subject to the occurrence of certain events, and the payment of approximately $0.4 million, would entitle the Company to acquire a further 2.4% interest in the target’s common equity.

iii)
On March 9, 2021, the Board granted 645,000 RSUs and 70,000 options to certain employees and consultants of the Company pursuant to the Company’s RSU plan and stock option plan, respectively, in connection with the Company’s equity bonus awards. In addition, 84,032 RSUs were granted to non-executive
directors of the Company as part of their 2021 compensation and 50,000 RSUs were awarded as part of a signing bonus to an executive who started with the Company on March 29, 2021. Subject to and in accordance with the terms of the RSU plan, 50% of the RSUs granted will vest and settle for common shares one year after the date of grant and the remaining 50% will vest and settle for common shares two years after the date of grant. Subject to and in accordance with the stock option plan, the options were granted with an exercise price of $3.58 per share, representing the
5-day
volume weighted average price of the shares prior to the date of grant and an expiry date of 7 years after the date of grant. The options granted will vest as follows: 34% of the grant vest one year after the date of grant, 33% two years after the date of grant and the remaining 33% three years after the date of grant.

iv)
On May 1, 2021, the Company acquired, through a subsidiary, six outpatient diagnostic imaging centers in Florida in six simultaneous transactions with related sellers, for aggregate cash consideration of approximately $34.6 million and share consideration of approximately $3.0 million through issuance of approximately 0.97 million common shares of the Company at a price of $3.09 per share based on the share price at the close of April 30, 2021 (the “Florida Acquisition”). Under the purchase agreements, the share consideration was based on a price of $4.00 per common share of the Company.

In addition, on May 1, 2021, the Company acquired a single clinic in South Florida.
In addition, effective June 1, 2021, the Company, through a subsidiary, acquired InMed Diagnostic Services of MA, LLC (Akumin Massachusetts). Akumin Massachusetts operates three imaging centers in Massachusetts focused on women’s health.

v)
On August 15, 2021, the Company announced that both management and its external auditors, Ernst & Young LLP, agreed that additional information and analysis was necessary to complete the interim financial report for the quarter ended June 30, 2021 and Ernst & Young’s review of such report and the production of this additional information and analysis would not be completed prior to the filing deadline of August 16, 2021. As a result, Akumin did not file such financial report, or the related management’s discussion and analysis and CEO and CFO certificates (such filings, collectively, the Required Documents) before the August 16, 2021 deadline and only filed the Required Documents on November 15, 2021.

The Company applied to the Ontario Securities Commission, its principal regulator, for the imposition of a management cease trade order under National Policy
12-203
– Management Cease Trade Orders
(NP 12-203).
The management cease trade order was granted on August 20, 2021. It restricts all trading by certain members of management in Akumin securities and will remain in force until two full trading days after the Company has filed the Required Documents.
In connection with its failure to file the Required Documents, and its inability to deliver the related compliance certificate under the 2020 Revolving Credit Agreement, the Company entered into an amendment and waiver with the lenders of the 2020 Revolving Credit Agreement on September 11, 2021 and a further amendment and waiver on October 22, 2021. Pursuant to the amendments and waivers, the lenders have waived any default related to the Company having not delivered the Required Reports to the lenders in accordance with the 2020 Revolving Credit Agreement until November 15, 2021. Further, until the Required Reports are delivered to the lenders, the amount available to draw under the 2020 Revolving Credit Facility was reduced from $55 million to $10 million.

vi)
On August 9, 2021, the Company closed its offering of $375 million of aggregate principal amount of 7.5% senior secured notes due August 1, 2028 (the 2028 Senior Notes). The offering was completed by Akumin Escrow Inc., a wholly-owned subsidiary of the Company, in escrow. The proceeds of the offering were used to fund the acquisition of Alliance (as discussed below) and were released from escrow contemporaneously with the completion of that acquisition. Upon closing of the acquisition, the Company assumed all obligations of Akumin Escrow Inc., including all obligations due under the 2028 Senior Notes, and all assets of Akumin Escrow Inc. were liquidated to the Company.

The 2028 Senior Notes are fully and unconditionally guaranteed, jointly and severally, by the Company and each of its direct or indirect wholly owned subsidiaries, including the Revenue Practices and Alliance and its wholly owned subsidiaries, and secured against substantially all of the assets of the Company and the guarantors pari passu with the security granted in connection with the 2025 Senior Notes and 2020 Revolving Facility.
The 2028 Senior Notes indenture is substantially similar to the indenture for the 2025 Senior Notes, except that the principal payment is due at maturity on August 1, 2028. Interest is accrued and payable every six months on February 1 and August 1, respectively, at a rate of 7.5% per annum.

vii)
On September 1, 2021, the Company acquired all of the issued and outstanding equity interests of Alliance, a leading national provider of radiology and oncology solutions to hospitals, health systems and physician groups, through a wholly-owned indirect subsidiary, for $820 million, subject to customary closing adjustments.

The purchase price for Alliance was funded with cash on hand, assumption of debt, equity issued to the seller, debt and equity commitments from Stonepeak (the Stonepeak Financing) and proceeds from the 2028 Senior Notes.
For the Stonepeak Financing, Stonepeak Magnet Holdings LP (Stonepeak Magnet) purchased on September 1, 2021 $340,000,000 principal amount of unsecured notes of Akumin Corp., a wholly-owned indirect subsidiary of the Company (the Stonepeak Notes), together with warrants to purchase 17,114,093 common shares of Akumin (the Stonepeak Warrants) with a strike price of $2.98 per share and 3,500,000 common shares of the Company (the Stonepeak Shares) at a price of $2.98 per share for total consideration of $10,430,000. No consideration was paid for the Stonepeak Warrants. The Stonepeak Notes, Stonepeak Warrants, Stonepeak Shares, and additional draws were made available on the terms of the Series A Notes and Common Share Purchase Agreement dated June 25, 2021 between the Company, Akumin Corp., and Stonepeak Magnet.
As part of the purchase price for Alliance, 14,223,570 common shares of the Company were issued to the seller of Alliance at a price of $2.98 per share for aggregate consideration of $42,386,238.60.